Fair Value Measurements - Summary of Net Realized and Unrealized Gains and Losses Included in Income Related to Level 3 Liabilities (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Preference Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized (Gains) Losses Included in Income	$ (2,486)	$ 315	$ (753)	$ (639)
Contingent Consideration for Solutions Infini Acquisition
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized (Gains) Losses Included in Income			15	71
Research and Development | Preference Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized (Gains) Losses Included in Income	(941)	117	(225)	(249)
Sales and Marketing | Preference Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized (Gains) Losses Included in Income	(372)	46	(89)	(99)
General and Administrative | Preference Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized (Gains) Losses Included in Income	(756)	94	(180)	(200)
Financial Expense, Net | Preference Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized (Gains) Losses Included in Income			(259)	(91)
Financial Expense, Net | Contingent Consideration for Solutions Infini Acquisition
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized (Gains) Losses Included in Income			(3)	(22)
Foreign Currency Income (Loss) | Contingent Consideration for Solutions Infini Acquisition
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized (Gains) Losses Included in Income			$ 18	$ 93
Financial Income (Expense), Net | Preference Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized (Gains) Losses Included in Income	$ (417)	$ 58